Summary of Significant Accounting Policies 10-Q - Schedule of Class A Ordinary Shares Subject to Possible Redemption - A PARADISE ACQUISITION CORP. (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Add:
Class A ordinary shares subject to possible redemption, September 30, 2025	$ 26,854,552	$ 26,854,552	$ 13,319,251	$ 7,504,644	$ 0
A PARADISE ACQUISITION CORP.
Add:
Accretion of carrying value to redemption value		17,976,981
Subsequent measurement of ordinary shares subject to redemption (interest earned on trust account)	1,787,764	3,318,154
Class A Ordinary Shares Subject to Possible Redemption | A PARADISE ACQUISITION CORP.
Schedule of Class A Ordinary Shares Subject to Possible Redemption [Line Items]
Gross proceeds		200,000,000
Subtract:
Proceeds allocated to Public Share Rights		(5,400,000)
Proceeds allocated to over-allotment option		(272,989)
Class A ordinary shares issuance costs		(12,303,992)
Add:
Accretion of carrying value to redemption value		17,976,981
Subsequent measurement of ordinary shares subject to redemption (interest earned on trust account)		(3,318,154)
Class A ordinary shares subject to possible redemption, September 30, 2025	$ 205,105,918	$ 203,318,154